Other Assets (Details) - Schedule of Other Assets - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Assets [Abstract]
Assets available to be granted under the financial leasing agreements	$ 43,095	$ 20,988
Guarantee deposits (margin accounts)	1,847,101	2,238,900
Gold investments	1,121	819
VAT credit	15,305	55,614
Prepaid expenses	84,311	169,603
Valuation adjustments by macro hedge	155,587	160,370
Pension plan assets	969	233
Accounts and notes receivable	209,710	199,746
Brokerage dealer and simultaneous transactions	18,622	33,260
Other cash submitted guarantess	19,908	2
In-progress operation	27,009	13,453
Other assets	113,037	153,619
Total	$ 2,535,775	$ 3,046,607